Investments under Resale Agreements and Obligations under Repurchase Agreements	12 Months Ended
Dec. 31, 2021
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Investments under Resale Agreements and Obligations under Repurchase Agreements

Note 7 - Investments under Resale Agreements and Obligations under Repurchase Agreements

a)	The Bank purchases financial instruments to resell them on a future date. As of December 31, 2021 and 2020 the instruments acquired under agreements to resell are as follows:

	As of December 31, 2021				As of December 31, 2020
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	12,361	—	—	12,361	—	—	—	—
Government securities	29,508	26,445	—	55,953	—	43,633	—	43,633
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	64,361	23,845	—	88,206	40,540	—	—	40,540
Notes	—	15,289	—	15,289	—	—	—	—
Other securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	426,193	668	704	427,565	14,072	—	1,477	15,549
Other foreign instruments	6,804	—	—	6,804	5,858	—	—	5,858
Totals	539,227	66,247	704	606,178	60,470	43,633	1,477	105,580

b)	As of December 31, 2021 and 2020, the instruments acquired under agreements to repurchase are as follows:

	As of December 31, 2021				As of December 31, 2020
		Between 3				Between 3
	Up to 3	months and	Over 1		Up to 3	months and	Over 1
	months	1 year	year	Totals	months	1 year	year	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Chilean Central Bank and Government securities
Chilean Central Bank securities	198,013	—	—	198,013	310,565	—	—	310,565
Government securities	11,762	—	—	11,762	49,337	—	—	49,337
Other Chilean Central Bank and Government securities	—	—	—	—	—	—	—	—
Other Chilean securities
Bonds	2,581	—	—	2,581	39,691	—	—	39,691
Notes	—	—	—	—	—	—	—	—
Other Chilean securities	—	—	—	—	—	—	—	—
Foreign financial securities
Central Banks and Government securities	—	—	—	—	—	—	—	—
Other foreign instruments	253,650	—	—	253,650	239,258	—	—	239,258
Totals	466,006	—	—	466,006	638,851	—	—	638,851